Administrative Expenses (Details) - Schedule of Administrative Expenses - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Schedule of Administrative Expenses [Abstract]
Audit. legal and accountancy fees	$ (125,867)	$ (635,173)	$ (2,024,611)	$ (1,355,046)
Employee Stock Option Plan			(1,166,755)	(838,576)
Payroll Expenses		(10,544)	(880,830)	(254,215)
Insurance			(428,947)
Travel Expenses		(332)	(102,305)	(52,532)
Amortization			(92,818)
Depreciation			(4,107)
Other office and admin expenses	(2,019)	(174,897)	(108,282)	(22,861)
Total Administrative expenses	$ (127,886)	$ (820,946)	$ (4,808,655)	$ (2,523,230)